Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Jul. 12, 2019	Dec. 31, 2015	Jul. 31, 2019	Jan. 31, 2016	Aug. 31, 2019	Feb. 29, 2016	Sep. 30, 2019	Mar. 31, 2016	Oct. 31, 2019	Apr. 30, 2016	Nov. 30, 2019	May 31, 2016	Dec. 31, 2019	Jun. 30, 2016	Jan. 31, 2020	Jul. 31, 2016	Feb. 29, 2020	Aug. 31, 2016	Mar. 31, 2020	Sep. 30, 2016	Apr. 30, 2020	Oct. 31, 2016	May 31, 2020	Nov. 30, 2016	Dec. 31, 2025	Jun. 30, 2020	Dec. 31, 2016	Jul. 31, 2020	Jan. 31, 2017	Aug. 31, 2020	Feb. 28, 2017	Sep. 30, 2020	Mar. 31, 2017	Oct. 31, 2020	Apr. 30, 2017	Nov. 30, 2020	May 31, 2017	Dec. 31, 2020	Jun. 30, 2017	Jan. 31, 2021	Jul. 31, 2017	Feb. 28, 2021	Aug. 31, 2017	Mar. 31, 2021	Sep. 30, 2017	Apr. 30, 2021	Oct. 31, 2017	May 31, 2021	Nov. 30, 2017	Jun. 30, 2021	Dec. 31, 2017	Jul. 31, 2021	Jan. 31, 2018	Aug. 31, 2021	Feb. 28, 2018	Sep. 30, 2021	Mar. 31, 2018	Oct. 31, 2021	Apr. 30, 2018	Nov. 30, 2021	May 31, 2018	Dec. 31, 2021	Jun. 30, 2018	Jan. 31, 2022	Jul. 31, 2018	Feb. 28, 2022	Aug. 31, 2018	Mar. 31, 2022	Sep. 30, 2018	Apr. 30, 2022	Oct. 31, 2018	May 31, 2022	Nov. 30, 2018	Jun. 30, 2022	Dec. 31, 2018	Jul. 31, 2022	Jan. 31, 2019	Aug. 31, 2022	Feb. 28, 2019	Sep. 30, 2022	Mar. 31, 2019	Oct. 31, 2022	Apr. 30, 2019	Nov. 30, 2022	May 31, 2019	Dec. 31, 2022	Jun. 30, 2019	Jan. 31, 2023	Jul. 31, 2019	Feb. 28, 2023	Aug. 31, 2019	Mar. 31, 2023	Sep. 30, 2019	Apr. 30, 2023	Oct. 31, 2019	May 31, 2023	Nov. 30, 2019	Jun. 30, 2023	Dec. 31, 2019	Jul. 31, 2023	Jan. 31, 2020	Aug. 31, 2023	Feb. 29, 2020	Sep. 30, 2023	Mar. 31, 2020	Oct. 31, 2023	Apr. 30, 2020	Nov. 30, 2023	May 31, 2020	Dec. 31, 2023	Jun. 30, 2020	Jan. 31, 2024	Jul. 31, 2020	Feb. 29, 2024	Aug. 31, 2020	Mar. 31, 2024	Sep. 30, 2020	Apr. 30, 2024	Oct. 31, 2020	May 31, 2024	Nov. 30, 2020	Jun. 30, 2024	Dec. 31, 2020	Jul. 31, 2024	Jan. 31, 2021	Aug. 31, 2024	Feb. 28, 2021	Sep. 30, 2024	Mar. 31, 2021	Oct. 31, 2024	Apr. 30, 2021	Nov. 30, 2024	May 31, 2021	Dec. 31, 2024	Jun. 30, 2021	Jan. 31, 2025	Jul. 31, 2021	Feb. 28, 2025	Aug. 31, 2021	Mar. 31, 2025	Sep. 30, 2021	Apr. 30, 2025	Oct. 31, 2021	May 31, 2025	Nov. 30, 2021	Jun. 30, 2025	Dec. 31, 2021	Jul. 31, 2025	Jan. 31, 2022	Aug. 31, 2025	Feb. 28, 2022	Sep. 30, 2025	Mar. 31, 2022	Oct. 31, 2025	Apr. 30, 2022	Nov. 30, 2025	May 31, 2022	Dec. 31, 2025	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
C000006127
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with maximum sales charge
Accumulated Value		$ 9,474		$ 8,533		$ 8,159		$ 8,808		$ 8,784		$ 9,044		$ 8,975		$ 9,549		$ 9,594		$ 9,886		$ 9,525		$ 9,283			$ 9,105		$ 10,064		$ 10,241		$ 10,497		$ 10,945		$ 11,784		$ 11,655		$ 11,952		$ 12,235		$ 12,212		$ 13,001		$ 13,255		$ 13,458		$ 14,628		$ 14,809		$ 14,523		$ 14,641		$ 15,827		$ 16,387		$ 16,337		$ 17,895		$ 17,950		$ 16,138		$ 16,527		$ 15,092		$ 17,071		$ 18,317		$ 18,899		$ 19,508		$ 19,105		$ 20,610		$ 21,069		$ 20,031		$ 18,341		$ 18,460		$ 20,141		$ 20,075		$ 21,336		$ 21,405		$ 19,223		$ 23,346		$ 27,626		$ 30,620		$ 34,359		$ 37,225		$ 37,555		$ 36,102		$ 43,175		$ 43,366		$ 44,793		$ 47,664		$ 43,140		$ 45,265		$ 43,714		$ 48,662		$ 47,406		$ 48,034		$ 44,975		$ 47,820		$ 46,043		$ 40,504		$ 30,919		$ 31,104		$ 29,548		$ 22,834		$ 19,195		$ 17,283	$ 19,687	$ 19,865	$ 17,904	$ 18,119	$ 17,535	$ 15,623	$ 18,516	$ 17,856	$ 18,588	$ 17,576	$ 19,239	$ 20,984	$ 22,919	$ 20,686	$ 19,682	$ 18,019	$ 21,120	$ 23,859	$ 22,295	$ 24,799	$ 25,468	$ 23,018	$ 22,494	$ 23,606	$ 24,103	$ 25,450	$ 27,150	$ 29,085	$ 36,444	$ 34,913	$ 37,877	$ 35,141	$ 31,295	$ 33,904	$ 37,714	$ 40,332	$ 41,178	$ 42,978	$ 46,088	$ 46,388	$ 41,933	$ 41,514
C000155915
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C
Accumulated Value		10,000		9,001		8,603		9,280		9,250		9,518		9,437		10,034		10,073		10,375		9,989		9,728			9,534		10,533		10,709		10,970		11,433		12,299		12,157		12,459		12,748		12,714		13,524		13,783		13,983		15,191		15,369		15,066		15,179		16,398		16,964		16,904		18,500		18,548		16,665		17,059		15,566		17,594		18,873		19,461		20,070		19,649		21,185		21,642		20,567		18,820		18,928		20,641		20,557		21,843		21,895		19,657		23,858		28,207		31,248		35,040		37,939		38,252		36,742		43,917		44,083		45,506		48,402		43,778		45,912		44,312		49,299		47,995		48,605		45,489		48,326		46,505		40,887		31,191		31,370		29,775		23,005		19,319		17,386	19,794	19,952	17,977	18,178	17,576	15,667	18,543	17,865	18,590	17,561	19,222	20,952	22,869	20,625	19,596	17,935	21,022	23,711	22,157	24,646	25,311	22,876	22,355	23,460	23,954	25,293	26,982	28,905	36,218	34,697	37,643	34,923	31,101	33,694	37,480	40,082	40,923	42,712	45,802	46,100	41,673	41,257
C000006130
Account Value [Line Items]
Line Graph and Table Measure Name																									Class I
Accumulated Value		1,000,000		900,415		861,589		930,350		927,979		955,839		948,726		1,009,781		1,014,523		1,045,940		1,008,002		982,513			963,972		1,065,664		1,084,711		1,112,151		1,159,930		1,249,032		1,235,751		1,267,528		1,298,009		1,295,739		1,379,722		1,407,284		1,428,978		1,553,785		1,573,299		1,543,215		1,556,631		1,682,657		1,742,850		1,737,546		1,903,998		1,910,118		1,717,964		1,759,985		1,607,176		1,818,716		1,951,696		2,014,456		2,079,410		2,036,839		2,198,160		2,247,439		2,137,443		1,957,489		1,970,689		2,150,202		2,143,905		2,279,246		2,286,738		2,054,459		2,495,603		2,953,606		3,274,396		3,674,798		3,982,475		4,018,534		3,863,525		4,621,712		4,643,125		4,796,700		5,105,366		4,621,402		4,850,249		4,685,560		5,217,011		5,083,643		5,152,348		4,825,496		5,131,131		4,941,687		4,348,461		3,320,209		3,340,683		3,174,047		2,454,043		2,062,761		1,857,452	2,116,790	2,136,126	1,925,698	1,949,016	1,886,456	1,682,001	1,993,454	1,922,063	2,001,299	1,893,036	2,073,474	2,260,973	2,470,439	2,229,593	2,121,330	1,943,245	2,278,233	2,573,995	2,406,109	2,675,982	2,748,942	2,485,345	2,428,860	2,549,675	2,604,591	2,749,727	2,934,872	3,144,338	3,940,621	3,776,242	4,097,439	3,802,285	3,386,385	3,669,702	4,083,234	4,368,129	4,461,253	4,656,970	4,994,740	5,028,675	4,546,484	4,502,290
C000216311
Account Value [Line Items]
Line Graph and Table Measure Name																									Class IR
Accumulated Value	$ 5,000,000		$ 4,969,034		$ 4,726,147		$ 4,328,430		$ 4,358,428		$ 4,758,080		$ 4,743,262		$ 5,043,899		$ 5,061,402		$ 4,547,643		$ 5,523,682		$ 6,537,816			$ 7,249,253		$ 8,135,719		$ 8,816,270		$ 8,897,607		$ 8,554,757		$ 10,236,057		$ 10,283,123		$ 10,625,005		$ 11,309,881		$ 10,238,722		$ 10,745,996		$ 10,381,914		$ 11,560,743		$ 11,265,481		$ 11,418,662		$ 10,696,046		$ 11,375,372		$ 10,955,788		$ 9,642,235		$ 7,362,752		$ 7,410,190		$ 7,041,927		$ 5,444,043		$ 4,577,690		$ 4,122,043		$ 4,697,531		$ 4,741,223		$ 4,274,341		$ 4,326,772		$ 4,188,205		$ 3,732,905		$ 4,423,929		$ 4,267,892		$ 4,444,506		$ 4,204,448		$ 4,603,973		$ 5,022,360		$ 5,487,044		$ 4,952,057		$ 4,713,714		$ 4,317,618		$ 5,061,798		$ 5,718,529		$ 5,346,439		$ 5,946,584		$ 6,109,481		$ 5,524,768		$ 5,399,595		$ 5,667,088		$ 5,790,546		$ 6,114,625		$ 6,526,153		$ 6,992,552		$ 8,763,839		$ 8,397,367		$ 9,111,669		$ 8,456,029		$ 7,531,232		$ 8,162,717		$ 9,082,338		$ 9,717,273		$ 9,924,317		$ 10,359,110		$ 11,111,371		$ 11,189,012		$ 10,114,108		$ 10,019,213
C000006129
Account Value [Line Items]
Line Graph and Table Measure Name																									Class L
Accumulated Value		10,000		8,999		8,605		9,285		9,255		9,522		9,446		10,046		10,088		10,394		10,008		9,748			9,558		10,559		10,738		11,004		11,470		12,342		12,200		12,506		12,794		12,764		13,586		13,844		14,048		15,261		15,445		15,143		15,261		16,486		17,061		17,001		18,619		18,667		16,781		17,180		15,677		17,731		19,014		19,612		20,237		19,812		21,365		21,825		20,744		18,989		19,109		20,837		20,762		22,059		22,118		19,862		24,109		28,518		31,599		35,441		38,382		38,707		37,188		44,458		44,630		46,087		49,026		44,354		46,523		44,915		49,981		48,675		49,294		46,146		49,043		47,201		41,516		31,676		31,863		30,255		23,373		19,637		17,675	20,125	20,301	18,288	18,495	17,893	15,927	18,883	18,199	18,927	17,890	19,589	21,354	23,317	21,023	20,008	18,309	21,442	24,221	22,611	25,148	25,810	23,317	22,788	23,891	24,398	25,744	27,464	29,405	36,817	35,273	38,250	35,474	31,580	34,199	38,026	40,645	41,473	43,263	46,374	46,665	42,167	41,719
C000126925
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R6
Accumulated Value		5,000,000		4,504,291		4,310,447		4,653,744		4,641,906		4,781,000		4,746,967		5,051,790		5,076,946		5,233,797		5,044,392		4,917,135			4,824,593		5,333,802		5,428,876		5,567,458		5,807,560		6,253,923		6,187,629		6,347,864		6,500,005		6,488,675		6,909,493		7,048,686		7,156,629		7,781,060		7,880,401		7,730,375		7,797,279		8,429,819		8,729,993		8,705,579		9,537,685		9,570,237		8,605,889		8,817,476		8,051,366		9,112,484		9,777,597		10,092,650		10,416,455		10,206,420		11,012,819		11,271,634		10,723,296		9,819,636		9,885,436		10,758,390		10,727,053		11,406,247		11,443,591		10,283,594		12,489,222		14,783,542		16,391,666		18,396,570		19,937,008		20,119,060		19,344,173		23,143,921		23,250,741		24,023,417		25,571,285		23,150,067		24,297,754		23,474,741		26,140,095		25,473,127		25,817,937		24,184,496		25,719,779		24,770,924		21,800,206		16,646,761		16,754,360		15,921,881		12,308,806		10,349,364		9,321,507	10,621,194	10,720,299	9,664,126	9,783,051	9,468,748	8,438,830	10,004,316	9,646,046	10,047,153	9,505,853	10,405,424	11,351,725	12,403,172	11,195,956	10,654,655	9,762,873	11,441,293	12,928,895	12,087,738	13,446,829	13,812,888	12,488,845	12,204,565	12,812,067	13,088,559	13,820,677	14,751,402	15,802,848	19,806,132	18,977,718	20,596,094	19,110,950	17,022,343	18,448,708	20,529,478	21,963,681	22,429,993	23,413,558	25,114,225	25,286,643	22,864,956	22,641,597
Morgan Stanley Index: Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		9,436		9,433		10,097		10,159		10,341		10,362		10,774		10,801		10,818		10,584		11,058			11,274		11,486		11,913		11,921		12,047		12,171		12,280		12,512		12,536		12,842		13,122		13,521		13,656		14,375		13,846		13,568		13,619		14,004		14,095		14,563		15,074		15,099		13,988		14,268		12,940		14,051		14,545		14,757		15,346		14,353		15,361		15,590		15,272		15,540		15,874		16,478		16,954		16,935		15,549		13,410		15,187		15,999		16,364		17,294		18,546		17,871		17,485		19,613		20,495		20,404		21,042		21,796		22,919		23,024		23,592		23,991		24,675		23,568		25,161		24,778		25,754		24,239		23,628		24,395		22,206		22,176		20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Morgan Stanley Index: Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		9,436		9,433		10,097		10,159		10,341		10,362		10,774		10,801		10,818		10,584		11,058			11,274		11,486		11,913		11,921		12,047		12,171		12,280		12,512		12,536		12,842		13,122		13,521		13,656		14,375		13,846		13,568		13,619		14,004		14,095		14,563		15,074		15,099		13,988		14,268		12,940		14,051		14,545		14,757		15,346		14,353		15,361		15,590		15,272		15,540		15,874		16,478		16,954		16,935		15,549		13,410		15,187		15,999		16,364		17,294		18,546		17,871		17,485		19,613		20,495		20,404		21,042		21,796		22,919		23,024		23,592		23,991		24,675		23,568		25,161		24,778		25,754		24,239		23,628		24,395		22,206		22,176		20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Morgan Stanley Index: Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		1,000,000		943,575		943,271		1,009,683		1,015,940		1,034,116		1,036,242		1,077,368		1,080,116		1,081,814		1,058,408		1,105,774			1,127,351		1,148,570		1,191,287		1,192,098		1,204,734		1,217,063		1,228,046		1,251,201		1,253,612		1,284,185		1,312,208		1,352,054		1,365,567		1,437,547		1,384,560		1,356,766		1,361,923		1,400,370		1,409,528		1,456,305		1,507,447		1,509,942		1,398,761		1,426,776		1,293,987		1,405,055		1,454,470		1,475,708		1,534,635		1,435,326		1,536,139		1,558,974		1,527,193		1,553,997		1,587,450		1,647,792		1,695,370		1,693,518		1,554,864		1,341,042		1,518,650		1,599,865		1,636,441		1,729,364		1,854,647		1,787,117		1,748,545		1,961,261		2,049,495		2,040,379		2,104,155		2,179,574		2,291,930		2,302,392		2,359,167		2,399,062		2,467,478		2,356,767		2,516,142		2,477,843		2,575,418		2,423,890		2,362,834		2,439,475		2,220,551		2,217,574		2,032,055	2,222,698	2,139,748	1,941,331	2,100,532	2,210,172	2,080,759	2,224,066	2,172,084	2,230,164	2,253,925	2,262,694	2,417,203	2,503,852	2,455,518	2,338,552	2,276,560	2,488,845	2,620,858	2,649,904	2,793,345	2,883,451	2,756,574	2,886,814	2,976,182	3,031,507	3,097,499	3,161,573	3,138,356	3,347,132	3,244,826	3,347,260	3,283,113	3,091,607	3,070,866	3,265,516	3,431,413	3,506,982	3,588,140	3,711,972	3,791,527	3,801,940	3,801,166
Morgan Stanley Index: Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	5,000,000		4,956,500		4,898,073		5,087,754		5,107,634		5,190,059		5,144,369		4,994,539		4,590,634		4,312,411		5,662,201		5,267,392			5,114,309		5,283,917		5,362,222		4,817,945		4,892,084		5,608,266		5,224,940		4,977,760		5,156,286		5,179,214		5,257,746		5,022,825		5,123,294		5,084,553		5,142,589		4,775,660		5,338,123		4,923,893		5,196,893		4,705,819		4,874,054		5,162,181		4,551,289		4,993,296		4,581,707		5,469,090		4,813,404		4,536,354		5,410,030		5,260,981		4,707,233		5,344,364		4,883,136		5,133,696		5,053,272		5,019,454		5,341,427		5,179,234		4,903,481		4,761,829		4,867,457		5,466,241		5,265,209		5,055,414		5,270,653		5,161,287		4,779,991		5,236,235		5,154,787		5,092,945		5,108,844		5,103,429		4,963,282		5,332,621		4,847,174		5,157,841		4,904,180		4,708,348		4,966,455		5,316,930		5,254,014		5,110,113		5,115,709		5,172,557		5,107,160		5,013,732		4,998,982
Morgan Stanley Index: Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		9,436		9,433		10,097		10,159		10,341		10,362		10,774		10,801		10,818		10,584		11,058			11,274		11,486		11,913		11,921		12,047		12,171		12,280		12,512		12,536		12,842		13,122		13,521		13,656		14,375		13,846		13,568		13,619		14,004		14,095		14,563		15,074		15,099		13,988		14,268		12,940		14,051		14,545		14,757		15,346		14,353		15,361		15,590		15,272		15,540		15,874		16,478		16,954		16,935		15,549		13,410		15,187		15,999		16,364		17,294		18,546		17,871		17,485		19,613		20,495		20,404		21,042		21,796		22,919		23,024		23,592		23,991		24,675		23,568		25,161		24,778		25,754		24,239		23,628		24,395		22,206		22,176		20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Morgan Stanley Index: Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		5,000,000		4,717,874		4,716,354		5,048,414		5,079,702		5,170,580		5,181,212		5,386,838		5,400,579		5,409,069		5,292,040		5,528,870			5,636,756		5,742,851		5,956,436		5,960,489		6,023,668		6,085,315		6,140,231		6,256,005		6,268,059		6,420,923		6,561,041		6,760,268		6,827,836		7,187,736		6,922,798		6,783,829		6,809,613		7,001,850		7,047,642		7,281,523		7,537,234		7,549,711		6,993,805		7,133,882		6,469,935		7,025,276		7,272,349		7,378,538		7,673,177		7,176,632		7,680,695		7,794,868		7,635,967		7,769,985		7,937,249		8,238,958		8,476,848		8,467,589		7,774,319		6,705,212		7,593,252		7,999,327		8,182,206		8,646,820		9,273,233		8,935,585		8,742,727		9,806,307		10,247,474		10,201,894		10,520,777		10,897,872		11,459,648		11,511,961		11,795,834		11,995,309		12,337,388		11,783,836		12,580,712		12,389,217		12,877,088		12,119,449		11,814,169		12,197,377		11,102,756		11,087,870		10,160,274	11,113,490	10,698,742	9,706,657	10,502,661	11,050,861	10,403,795	11,120,332	10,860,420	11,150,818	11,269,623	11,313,471	12,086,016	12,519,260	12,277,592	11,692,758	11,382,799	12,444,225	13,104,290	13,249,521	13,966,725	14,417,255	13,782,871	14,434,071	14,880,912	15,157,533	15,487,493	15,807,865	15,691,779	16,735,661	16,224,131	16,736,298	16,415,564	15,458,036	15,354,329	16,327,578	17,157,066	17,534,909	17,940,700	18,559,858	18,957,634	19,009,698	19,005,828
Morgan Stanley Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000		9,403		9,394		10,034		9,956		10,154		10,114		10,605		10,565		10,612		10,332		10,607			10,739		11,087		11,533		11,667		11,930		12,209		12,209		12,517		12,727		12,933		13,411		13,816		13,917		14,868		14,476		14,123		14,170		14,812		14,953		15,377		16,227		16,281		14,778		14,941		13,622		14,872		15,436		15,826		16,524		15,467		16,538		16,897		16,728		16,721		17,193		17,971		18,505		18,879		17,588		15,757		18,089		19,332		20,167		21,670		23,852		22,761		22,041		24,393		25,585		25,489		25,541		25,890		27,570		27,162		28,837		29,651		30,723		29,037		31,478		31,563		32,199		29,344		28,174		29,220		25,688		25,097		23,134	25,900	24,750	22,355	23,711	24,748	22,872	24,801	24,508	26,040	26,265	27,394	29,288	30,295	29,955	28,309	27,818	30,827	32,298	33,013	35,285	35,923	34,340	36,386	38,724	38,233	38,971	40,047	39,897	42,590	42,781	43,649	42,019	38,504	39,171	42,585	45,262	46,932	47,549	49,976	51,703	50,836	50,545
Morgan Stanley Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000		9,403		9,394		10,034		9,956		10,154		10,114		10,605		10,565		10,612		10,332		10,607			10,739		11,087		11,533		11,667		11,930		12,209		12,209		12,517		12,727		12,933		13,411		13,816		13,917		14,868		14,476		14,123		14,170		14,812		14,953		15,377		16,227		16,281		14,778		14,941		13,622		14,872		15,436		15,826		16,524		15,467		16,538		16,897		16,728		16,721		17,193		17,971		18,505		18,879		17,588		15,757		18,089		19,332		20,167		21,670		23,852		22,761		22,041		24,393		25,585		25,489		25,541		25,890		27,570		27,162		28,837		29,651		30,723		29,037		31,478		31,563		32,199		29,344		28,174		29,220		25,688		25,097		23,134	25,900	24,750	22,355	23,711	24,748	22,872	24,801	24,508	26,040	26,265	27,394	29,288	30,295	29,955	28,309	27,818	30,827	32,298	33,013	35,285	35,923	34,340	36,386	38,724	38,233	38,971	40,047	39,897	42,590	42,781	43,649	42,019	38,504	39,171	42,585	45,262	46,932	47,549	49,976	51,703	50,836	50,545
Morgan Stanley Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		1,000,000		940,257		939,416		1,003,372		995,567		1,015,443		1,011,395		1,060,503		1,056,471		1,061,191		1,033,154		1,060,709			1,073,939		1,108,677		1,153,298		1,166,656		1,192,951		1,220,888		1,220,942		1,251,652		1,272,700		1,293,308		1,341,053		1,381,621		1,391,686		1,486,808		1,447,577		1,412,328		1,416,982		1,481,211		1,495,271		1,537,735		1,622,717		1,628,096		1,477,820		1,494,073		1,362,196		1,487,181		1,543,559		1,582,590		1,652,396		1,546,699		1,653,839		1,689,739		1,672,811		1,672,092		1,719,255		1,797,123		1,850,492		1,887,859		1,758,808		1,575,663		1,808,888		1,933,157		2,016,748		2,166,953		2,385,202		2,276,085		2,204,096		2,439,270		2,558,529		2,548,857		2,554,078		2,589,035		2,756,982		2,716,183		2,883,662		2,965,090		3,072,323		2,903,692		3,147,751		3,156,255		3,219,879		2,934,447		2,817,449		2,921,962		2,568,779		2,509,700		2,313,413	2,589,973	2,474,987	2,235,469	2,371,096	2,474,779	2,287,210	2,480,148	2,450,848	2,604,016	2,626,461	2,739,427	2,928,810	3,029,459	2,995,473	2,830,853	2,781,761	3,082,685	3,229,758	3,301,257	3,528,481	3,592,335	3,434,000	3,638,577	3,872,376	3,823,310	3,897,080	4,004,746	3,989,653	4,258,965	4,278,053	4,364,917	4,201,902	3,850,431	3,917,142	4,258,544	4,526,240	4,693,182	4,754,928	4,997,567	5,170,257	5,083,556	5,054,531
Morgan Stanley Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	$ 5,000,000		$ 4,955,382		$ 4,905,738		$ 4,903,629		$ 5,041,942		$ 5,270,298		$ 5,426,810		$ 5,536,394		$ 5,157,935		$ 4,620,839		$ 5,304,800		$ 5,669,236			$ 5,914,377		$ 6,354,874		$ 6,994,917		$ 6,674,919		$ 6,463,801		$ 7,153,479		$ 7,503,221		$ 7,474,857		$ 7,490,169		$ 7,592,686		$ 8,085,211		$ 7,965,563		$ 8,456,718		$ 8,695,514		$ 9,009,990		$ 8,515,457		$ 9,231,192		$ 9,256,131		$ 9,442,717		$ 8,605,649		$ 8,262,538		$ 8,569,037		$ 7,533,282		$ 7,360,025		$ 6,784,387		$ 7,595,435		$ 7,258,225		$ 6,555,806		$ 6,953,550		$ 7,257,614		$ 6,707,542		$ 7,273,358		$ 7,187,434		$ 7,636,618		$ 7,702,441		$ 8,033,729		$ 8,589,120		$ 8,884,286		$ 8,784,616		$ 8,301,847		$ 8,157,878		$ 9,040,379		$ 9,471,689		$ 9,681,368		$ 10,347,732		$ 10,534,992		$ 10,070,654		$ 10,670,604		$ 11,356,252		$ 11,212,356		$ 11,428,697		$ 11,744,443		$ 11,700,181		$ 12,489,973		$ 12,545,950		$ 12,800,691		$ 12,322,629		$ 11,291,894		$ 11,487,533		$ 12,488,737		$ 13,273,792		$ 13,763,372		$ 13,944,450		$ 14,656,019		$ 15,162,457		$ 14,908,195		$ 14,823,076
Morgan Stanley Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000		9,403		9,394		10,034		9,956		10,154		10,114		10,605		10,565		10,612		10,332		10,607			10,739		11,087		11,533		11,667		11,930		12,209		12,209		12,517		12,727		12,933		13,411		13,816		13,917		14,868		14,476		14,123		14,170		14,812		14,953		15,377		16,227		16,281		14,778		14,941		13,622		14,872		15,436		15,826		16,524		15,467		16,538		16,897		16,728		16,721		17,193		17,971		18,505		18,879		17,588		15,757		18,089		19,332		20,167		21,670		23,852		22,761		22,041		24,393		25,585		25,489		25,541		25,890		27,570		27,162		28,837		29,651		30,723		29,037		31,478		31,563		32,199		29,344		28,174		29,220		25,688		25,097		23,134	25,900	24,750	22,355	23,711	24,748	22,872	24,801	24,508	26,040	26,265	27,394	29,288	30,295	29,955	28,309	27,818	30,827	32,298	33,013	35,285	35,923	34,340	36,386	38,724	38,233	38,971	40,047	39,897	42,590	42,781	43,649	42,019	38,504	39,171	42,585	45,262	46,932	47,549	49,976	51,703	50,836	50,545
Morgan Stanley Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		$ 5,000,000		$ 4,701,287		$ 4,697,081		$ 5,016,859		$ 4,977,837		$ 5,077,217		$ 5,056,976		$ 5,302,513		$ 5,282,355		$ 5,305,954		$ 5,165,768		$ 5,303,544			$ 5,369,696		$ 5,543,384		$ 5,766,489		$ 5,833,281		$ 5,964,754		$ 6,104,439		$ 6,104,712		$ 6,258,262		$ 6,363,498		$ 6,466,538		$ 6,705,266		$ 6,908,107		$ 6,958,432		$ 7,434,041		$ 7,237,883		$ 7,061,638		$ 7,084,912		$ 7,406,054		$ 7,476,355		$ 7,688,675		$ 8,113,584		$ 8,140,482		$ 7,389,102		$ 7,470,365		$ 6,810,979		$ 7,435,906		$ 7,717,793		$ 7,912,951		$ 8,261,982		$ 7,733,496		$ 8,269,193		$ 8,448,696		$ 8,364,056		$ 8,360,460		$ 8,596,276		$ 8,985,614		$ 9,252,460		$ 9,439,295		$ 8,794,040		$ 7,878,316		$ 9,044,438		$ 9,665,784		$ 10,083,738		$ 10,834,765		$ 11,926,010		$ 11,380,427		$ 11,020,480		$ 12,196,350		$ 12,792,643		$ 12,744,284		$ 12,770,391		$ 12,945,177		$ 13,784,909		$ 13,580,915		$ 14,418,312		$ 14,825,448		$ 15,361,614		$ 14,518,459		$ 15,738,754		$ 15,781,274		$ 16,099,394		$ 14,672,233		$ 14,087,244		$ 14,609,811		$ 12,843,896		$ 12,548,502		$ 11,567,064	$ 12,949,865	$ 12,374,936	$ 11,177,345	$ 11,855,480	$ 12,373,896	$ 11,436,049	$ 12,400,738	$ 12,254,242	$ 13,020,079	$ 13,132,304	$ 13,697,136	$ 14,644,050	$ 15,147,295	$ 14,977,363	$ 14,154,265	$ 13,908,804	$ 15,413,427	$ 16,148,791	$ 16,506,284	$ 17,642,403	$ 17,961,673	$ 17,169,998	$ 18,192,885	$ 19,361,882	$ 19,116,548	$ 19,485,398	$ 20,023,731	$ 19,948,266	$ 21,294,825	$ 21,390,263	$ 21,824,584	$ 21,009,511	$ 19,252,155	$ 19,585,711	$ 21,292,718	$ 22,631,201	$ 23,465,910	$ 23,774,641	$ 24,987,833	$ 25,851,285	$ 25,417,780	$ 25,272,657